UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE & CO., INC.
Address:     TWO INTERMATIONAL PLACE
             BOSTON, MA 02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     7/22/03
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              108

Form 13F Information Table Value Total:          $86,517

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
Aberdeen Asia Pacific Income     COMMON   003009107      523         93550 SH       SOLE                                       93550
Abraxas Petroleum Corp           COMMON   003830106       11         10000 SH       SOLE                                       10000
American Express Co.             COMMON   025816109     1500         35865 SH       SOLE                                       35865
Amer Int'l Group                 COMMON   026874107     1734         31432 SH       SOLE                                       31432
Amgen Inc                        COMMON   031162100      853         12940 SH       SOLE                                       12940
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      237           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      325           290 PRN      SOLE                                         290
Bed Bath & Beyond                COMMON   075896100     1018         26225 SH       SOLE                                       26225
Bristol-Myers Squibb             COMMON   110122108      574         21127 SH       SOLE                                       21127
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      537           500 PRN      SOLE                                         500
Cardinal Health, Inc             COMMON   14149Y108      778         12100 SH       SOLE                                       12100
Casual Male Retail               COMMON   148711104      310         59150 SH       SOLE                                       59150
Central European Equity Fund     COMMON   153436100      417         25225 SH       SOLE                                       25225
ChevronTexaco                    COMMON   166764100      452          6254 SH       SOLE                                        6254
Cisco Systems                    COMMON   17275R102      952         56696 SH       SOLE                                       56696
CitiGroup Inc.                   COMMON   172967101     2307         53910 SH       SOLE                                       53910
Comcast Cable 1/30/11            CONVERT  20029PAL3      407           355 PRN      SOLE                                         355
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      525           500 PRN      SOLE                                         500
Corning Inc.                     COMMON   219350105      240         32431 SH       SOLE                                       32431
D. R. Horton Inc.                COMMON   23331A109      695         24742 SH       SOLE                                       24742
Delta Air Lines                  COMMON   247361108      757         51600 SH       SOLE                                       51600
Dow Chemical Co.                 COMMON   260543103      706         22804 SH       SOLE                                       22804
Eaton Vance Mass                 COMMON   27826L603      177         16217 SH       SOLE                                       16217
Eaton Vance Senior Inc Trst      COMMON   27826S103      954        106950 SH       SOLE                                      106950
Exxon Mobil Corp.                COMMON   30231G102     1625         45249 SH       SOLE                                       45249
FHLB 9/15/03 5.125%              CONVERT  3133M5QB9     1029          1020 PRN      SOLE                                        1020
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1366          1225 PRN      SOLE                                        1225
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     2182          1900 PRN      SOLE                                        1900
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2     1011           915 PRN      SOLE                                         915
Fannie Mae                       COMMON   313586109      731         10845 SH       SOLE                                       10845
FNMA 4.50% 10/17/06              CONVERT  31359MLC5      924           915 PRN      SOLE                                         915
Fidelity Nat Information         COMMON   31620P109      453         17395 SH       SOLE                                       17395
Fidelity Nat Financial           COMMON   316326107     2848         92573 SH       SOLE                                       92573
FleetBoston Financial Corp       COMMON   339030108      313         10532 SH       SOLE                                       10532
FL St BD Fin 7/01/05             CONVERT  342812ZE7      546           500 PRN      SOLE                                         500
GTE Corp 4/15/06                 CONVERT  362320AX1      490           440 PRN      SOLE                                         440
General Electric                 COMMON   369604103     2688         93740 SH       SOLE                                       93740
GE Capital 6.625% Pref           COMMON   369622527      523         19300 SH       SOLE                                       19300
General Mills 6/15/06            CONVERT  37033LCA2      940           795 PRN      SOLE                                         795
GM Corp Nts 1/15/11              CONVERT  370442BB0      756           750 PRN      SOLE                                         750
Goldman Sachs Group Inc          COMMON   38141G104      969         11575 SH       SOLE                                       11575
Hilton Hotels 7.2% 12/15/09      CONVERT  432848AR0     1032           960 PRN      SOLE                                         960
Honeywell Intl 3/1/10            CONVERT  438516AK2      238           195 PRN      SOLE                                         195
ICT Group                        COMMON   44929Y101      482         47212 SH       SOLE                                       47212
IGEN Int'l Inc.                  COMMON   449536101     1906         60837 SH       SOLE                                       60837
Ikon Office Solutions            COMMON   451713101     1988        223350 SH       SOLE                                      223350
Insured Muni Inc Fd Paine Webber COMMON   45809F104      394         26791 SH       SOLE                                       26791
Integramed Amer NEW              COMMON   45810N302      200         33136 SH       SOLE                                       33136
Intel Corp.                      COMMON   458140100      824         39599 SH       SOLE                                       39599
Intermediate Muni FD             COMMON   45880P104      100         10000 SH       SOLE                                       10000
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      357           345 PRN      SOLE                                         345
Intertan Inc                     COMMON   461120107      839        102368 SH       SOLE                                      102368
Ishares Inc MSCI Japan Index     COMMON   464286848      651         89500 SH       SOLE                                       89500
Johnson & Johnson Co             COMMON   478160104     1428         27622 SH       SOLE                                       27622
Kinder Morgan 11/01/10           CONVERT  494550AG1      876           720 PRN      SOLE                                         720
Liberty Media Corp               COMMON   530718105     1287        111310 SH       SOLE                                      111310
Lightspan, Inc.                  COMMON   53226T103       74        109025 SH       SOLE                                      109025
Marriott Intl Inc                COMMON   571903202      763         19867 SH       SOLE                                       19867
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      540           500 PRN      SOLE                                         500
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      535           500 PRN      SOLE                                         500
McData Corp Class A              COMMON   580031201      372         25425 SH       SOLE                                       25425
Medtronic Inc                    COMMON   585055106      373          7781 SH       SOLE                                        7781
Merck & Co.                      COMMON   589331107      234          3870 SH       SOLE                                        3870
Merrill Lynch & Co.              COMMON   590188108      440          9435 SH       SOLE                                        9435
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5      979           840 PRN      SOLE                                         840
Microsoft Corp.                  COMMON   594918104     2178         84938 SH       SOLE                                       84938
JP Morgan Sub 1/15/07            CONVERT  616880BF6      955           835 PRN      SOLE                                         835
Morgan Stanley Insd Muni         COMMON   61745P833      220         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      298         19687 SH       SOLE                                       19687
Newell Rubbermaid Inc.           COMMON   651229106      906         32350 SH       SOLE                                       32350
Nextel Comm 9.75% 10/31/07       CONVERT  65332VAH6     1765          1705 PRN      SOLE                                        1705
Nokia Corp.ADS                   COMMON   654902204      455         27690 SH       SOLE                                       27690
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      209          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      321          3038 SH       SOLE                                        3038
NUVEEN SR 312 TX EX UIT NUVMTY   COMMON   6710A4553      202          1965 SH       SOLE                                        1965
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      326          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      319          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      219          2000 SH       SOLE                                        2000
PHC Inc Cl A                     COMMON   693315103      222        288100 SH       SOLE                                      288100
Pepsico Inc.                     COMMON   713448108      510         11462 SH       SOLE                                       11462
Pfizer                           COMMON   717081103     1443         42266 SH       SOLE                                       42266
PIMCO Nat Muni Inc III           COMMON   72201A103     1356         91849 SH       SOLE                                       91849
PIMCO Corporate Opp Fund         COMMON   72201B101     2700        161856 SH       SOLE                                      161856
PR Comwlth Pub 07/01/04          CONVERT  745145N65      480           460 PRN      SOLE                                         460
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101      103         10571 SH       SOLE                                       10571
Putnam Master Income Trst        COMMON   74683K104      673        101100 SH       SOLE                                      101100
Raytheon Co.                     COMMON   755111507      950         28925 SH       SOLE                                       28925
R.I. HEFA AMBAC 9/15/11          CONVERT  7622426B6      213           200 PRN      SOLE                                         200
Schlumberger Ltd.                COMMON   806857108      782         16429 SH       SOLE                                       16429
The Steak N Shake Company        COMMON   857873103      282         18517 SH       SOLE                                       18517
Sunrise Senior Living            COMMON   86768K106     1051         46950 SH       SOLE                                       46950
3M Company                       COMMON   88579Y101      219          1700 SH       SOLE                                        1700
Time Warner 8/15/06              CONVERT  887315AW9      920           800 PRN      SOLE                                         800
Time Warner 9/01/08              CONVERT  88731EAK6      725           615 PRN      SOLE                                         615
United Parcel Service            COMMON   911312106     1002         15725 SH       SOLE                                       15725
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      420           410 PRN      SOLE                                         410
Van Kampen Merritt               COMMON   92112M103      240         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100      549        246125 SH       SOLE                                      246125
Viacom Inc Cl B                  COMMON   925524308     1917         43918 SH       SOLE                                       43918
Wal-Mart Stores Inc.             COMMON   931142103     1057         19689 SH       SOLE                                       19689
Wash Mutual Inc                  COMMON   939322103      354          8571 SH       SOLE                                        8571
Washington Post Cl B             COMMON   939640108      513           700 SH       SOLE                                         700
Waste Management Inc 8/1/10      CONVERT  94106LAK5     2520          2100 PRN      SOLE                                        2100
Weyerhaeuser Co                  COMMON   962166104      383          7098 SH       SOLE                                        7098
Wyeth (formerly AHP)             COMMON   983024100      643         14112 SH       SOLE                                       14112
Ingersoll Rand                   COMMON   G4776G101      525         11100 SH       SOLE                                       11100
Weatherford International        COMMON   G95089101      397          9484 SH       SOLE                                        9484